ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Maxwill Pte. Ltd. [Member]
DisclosureLineElements [Line Items]
Date of incorporation	Nov. 01, 2004
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Holding company
Maxwill (Asia) Pte. Ltd. [Member]
DisclosureLineElements [Line Items]
Date of incorporation	Sep. 11, 1999
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.
LP Grace Pte. Ltd. [Member]
DisclosureLineElements [Line Items]
Date of incorporation	Jan. 11, 2008
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.
Maxwill Foodlink Pte. Ltd. [Member]
DisclosureLineElements [Line Items]
Date of incorporation	Jan. 15, 2004
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.
Davis Commodities Pte. Ltd. [Member]
DisclosureLineElements [Line Items]
Date of incorporation	Sep. 15, 2023
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.
Davis Commodities Global Pte. Ltd. [Member]
DisclosureLineElements [Line Items]
Date of incorporation	Oct. 01, 2025
Place of incorporation	Singapore
Principal activities	Dormant company.
Davis Commodities SEA Pte. Ltd. [Member]
DisclosureLineElements [Line Items]
Date of incorporation	Oct. 02, 2025
Place of incorporation	Singapore
Principal activities	Dormant company.
Davis Commodities Asia Pte. Ltd. [Member]
DisclosureLineElements [Line Items]
Date of incorporation	Oct. 15, 2025
Place of incorporation	Singapore
Principal activities	Dormant company.